Other assets	12 Months Ended
Mar. 31, 2024
Disclosure Of Other Assets [Abstract]
Other assets
10.	Other assets

Non-current	March 31, 202 4	March 31, 202 3
Other deposits and receivables	4,256,687	4,540,098
	4,256,687	4,540,098

Financial assets included in other assets	2,004,216	850,261